Exhibit 99.2

Client Name:
Client Project Name:	BRAVO 2022-NQM1
Start - End Dates:	10/13/2020 - 9/7/2021
Deal Loan Count:	373

Conditions Report 2.0

Loans in Report:	373
Loans with Conditions:	259

152 - Total Active Conditions
13 - Material Conditions
13 - Property Valuations Review Scope
13 - Category: Appraisal
139 - Non-Material Conditions
111 - Credit Review Scope
60 - Category: Application
12 - Category: Assets
16 - Category: Credit/Mtg History
4 - Category: DTI
7 - Category: Income/Employment
2 - Category: Insurance
3 - Category: LTV/CLTV
7 - Category: Terms/Guidelines
5 - Property Valuations Review Scope
2 - Category: Appraisal
1 - Category: FEMA
2 - Category: Property
23 - Compliance Review Scope
1 - Category: Documentation
11 - Category: Federal Consumer Protection
1 - Category: Right of Rescission
4 - Category: State Consumer Protection
2 - Category: State Prepayment Penalty
3 - Category: State Rate Spread
1 - Category: TILA
308 - Total Satisfied Conditions

49 - Credit Review Scope
3 - Category: Application
13 - Category: Assets
2 - Category: Credit/Mtg History
5 - Category: DTI
1 - Category: General Credit
6 - Category: Income/Employment
4 - Category: Insurance
4 - Category: Legal Documents
11 - Category: Terms/Guidelines
148 - Property Valuations Review Scope
85 - Category: Appraisal
44 - Category: FEMA
19 - Category: Value
111 - Compliance Review Scope
5 - Category: Ability to Repay/Qualified Mortgage
18 - Category: Compliance Manual
3 - Category: Federal Consumer Protection
1 - Category: Federal Higher-Priced
7 - Category: Finance Charge Tolerance
3 - Category: RESPA
2 - Category: Right of Rescission
1 - Category: State Consumer Protection
71 - Category: TILA/RESPA Integrated Disclosure
2 - Total Waived Conditions

2 - Credit Review Scope
1 - Category: Credit/Mtg History
1 - Category: Income/Employment

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